Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
35th Floor
New York, NY 10019

July 2, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Funds
File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

On behalf of Direxion Funds (the “Trust”), filed herewith is Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended (also filed as Amendment No. 163 to the Registration Statement under the Investment Company Act of 1940, as amended).  Post-Effective Amendment No. 162 is being filed for the purpose of registering the Direxion Monthly 30 Year Treasury Bull 1.2X Fund and the Direxion Monthly 30 Year Treasury Bear 1X Fund (the “Funds”).  The Funds will issue Investor Class shares.

Pursuant to Rule 485(a)(2), the Trust normally anticipates that this filing would be effective 75 days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Registration Statement.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates at (202) 778-9220.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC